REPORTABLE SEGMENTS - Revenue information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
REPORTABLE SEGMENTS
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Cost of revenues	6,990,367	5,004,447	12,771,163	10,333,362	22,145,343	15,556,499
Selling, general and administrative expenses
Facility costs	2,289,409	44,995	138,577	181,869	364,914	483,734
Insurance expenses	231,042	237,208	482,632	413,972	768,641	871,417
Marketing expenses	362,782	798,988	974,733	2,862,918	3,366,233	3,267,412
Operational expenses	2,994,807	2,655,650	4,807,966	4,289,187	8,349,726	4,570,102
Compensation and related benefits	1,487,599	2,270,833	3,129,222	4,035,578	7,994,516	7,160,774
Travel & entertainment	61,991	67,286	137,457	162,956	262,698	125,882
Vehicle expenses	70,542	171,230	167,881	337,359	608,264	576,578
Depreciation	35,586	84,188	76,660	137,523	250,577	258,655
Amortization	105,075	90,857	203,277	134,849	348,760	451,611
MSA Working Capital Adjustment						(3,377,288)
Total selling, general and administrative expenses	5,397,640	6,421,235	10,118,405	12,556,211	22,314,329	14,388,877
Loss on impairment	322,616		322,616		548,492	2,403,628
(Loss) income from operations	(2,916,204)	(3,540,481)	(5,772,362)	(6,750,016)	(11,935,903)	(11,270,033)
Other (expense) income, net	1,739,291	(3,353,454)	(1,633,810)	(7,013,315)	(5,317,570)	(10,892,477)
Loss from operations before income taxes	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Total assets	53,007,863	15,506,306	53,007,863	15,506,306	36,170,124	12,756,542
Capital expenditures	1,578		2,733		49,670	27,044
Owned Service Network
REPORTABLE SEGMENTS
Revenues	1,982,761	4,401,467	4,332,657	8,362,025	17,907,967	12,201,600
Cost of revenues	1,248,766	2,447,233	3,167,302	4,425,423	10,639,101	7,633,214
Selling, general and administrative expenses
Facility costs	27,019	18,175	104,260	54,016	201,198	178,416
Insurance expenses	110,523	100,457	201,856	140,876	210,865	262,063
Marketing expenses	48,801	421,210	185,442	1,873,312	2,311,006	691,980
Operational expenses	1,073,928	1,049,417	1,502,342	1,542,635	3,696,282	653,618
Compensation and related benefits	413,507	1,332,382	1,016,129	2,197,643	4,024,294	2,554,216
Travel & entertainment	16,768	(6,323)	36,550	22,727	79,682	61,700
Vehicle expenses	67,267	153,818	157,602	219,968	462,668	206,234
Depreciation	35,586	57,951	75,998	111,286	209,186	216,776
Amortization	22,036	28,518	47,595	62,853	181,058	330,750
Total selling, general and administrative expenses	1,815,435	3,155,605	3,327,774	6,225,316	11,376,239	5,155,753
Loss on impairment	322,616		322,616		548,492	2,403,628
(Loss) income from operations	(1,404,056)	(1,201,371)	(2,485,035)	(2,288,714)	(4,655,865)	(2,990,995)
Other (expense) income, net	(106,597)	2,722,145	(3,224,743)	2,672,341	200,091
Loss from operations before income taxes	(1,510,653)	1,520,774	(5,709,778)	383,627	(4,455,774)	(2,990,995)
Total assets	3,292,197	9,422,417	3,292,197	9,422,417	7,573,010	3,379,649
Capital expenditures	1,578		2,733		49,670	27,044
Managed Solutions
REPORTABLE SEGMENTS
Revenues	147,522	608,951	481,763	2,365,319	3,130,538	4,429,995
Cost of revenues	102,142	395,187	330,041	1,736,378	2,278,467	4,412,938
Selling, general and administrative expenses
Facility costs	3,987	17,073	16,089	118,106	152,516	300,686
Insurance expenses	2,715	11,163	11,513	33,893	51,730	223,046
Marketing expenses	11,324	32,344	45,264	107,128	171,696	251,520
Operational expenses	31,840	76,178	(20,274)	(462,051)	(2,483)	420,063
Compensation and related benefits	39,814	141,008	136,425	800,307	994,087	2,147,486
Travel & entertainment	2,271	12,347	1,050	15,591	4,994	21,318
Vehicle expenses	3,275	6,718	10,235	106,697	128,830	167,600
Depreciation		19,856		19,856	15,721
Amortization					(2,350)
MSA Working Capital Adjustment						(3,377,288)
Total selling, general and administrative expenses	95,226	316,687	200,302	739,527	1,514,741	154,431
(Loss) income from operations	(49,846)	(102,923)	(48,580)	(110,586)	(662,670)	(137,374)
Other (expense) income, net					8,551
Loss from operations before income taxes	(49,846)	(102,923)	(48,580)	(110,586)	(654,119)	(137,374)
Total assets		1,803,751		1,803,751	751,591	705,522
Logistics
REPORTABLE SEGMENTS
Revenues	3,626,992	2,874,783	6,738,332	5,412,213	12,033,756	4,307,602
Cost of revenues	2,823,815	2,162,027	5,250,912	4,171,561	9,227,775	3,447,440
Selling, general and administrative expenses
Facility costs	174,879
Insurance expenses	21,946	12,559	43,891	26,254	57,827	31,508
Operational expenses	158,486	(106,380)	413,742	215,157	748,231	541,489
Compensation and related benefits	287,595	634,000	616,007	634,000	1,303,117
Travel & entertainment	1,884	16,968	16,140	25,418	43,342	4,973
Amortization	44,610	62,016	86,074	71,351	148,192	99,553
Total selling, general and administrative expenses	514,521	619,163	1,175,854	972,180	2,300,709	677,523
(Loss) income from operations	288,656	93,593	311,566	268,472	505,272	182,639
Other (expense) income, net	167,973	11,015	173,742	11,015	(87,082)
Loss from operations before income taxes	456,629	104,608	485,308	279,487	418,190	182,639
Total assets	$ 3,856,684	$ 3,380,374	$ 3,856,684	$ 3,380,374	3,833,283	3,085,843
Corporate and Strategic Assets
REPORTABLE SEGMENTS
Revenues						139,774
Cost of revenues						62,907
Selling, general and administrative expenses
Facility costs					11,200	4,632
Insurance expenses					448,219	354,800
Marketing expenses					883,531	2,323,912
Operational expenses					3,907,696	2,954,932
Compensation and related benefits					1,673,018	2,459,072
Travel & entertainment					134,680	37,891
Vehicle expenses					16,766	202,744
Depreciation					25,670	41,879
Amortization					21,860	21,308
Total selling, general and administrative expenses					7,122,640	8,401,170
(Loss) income from operations					(7,122,640)	(8,324,303)
Other (expense) income, net					(5,439,130)	(10,892,477)
Loss from operations before income taxes					(12,561,770)	(19,216,780)
Total assets					$ 1,662,158	$ 4,325,941